UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palo Alto Investors, LLC
Address:  470 University Avenue
          Palo Alto, CA 94301

Form 13F File Number:    28-10266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William L. Edwards
Title:    President of Palo Investors, Manager
Phone:    (650) 325-0772

Signature, Place and Date of Signing:


/s/ William L. Edwards             Palo Alto, CA       February 13, 2007

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      70

Form 13F Information Table Value Total:      1,126,903 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NAME OF ISSUER       TITL                                               VOTING AUTH
                     E OF             VALUE              SH/ INV.  OTHE
                     CLAS  CUSIP      X1000    SHARES    PRN DISC  R
                     S                                       .     MGR.
                                                                        SOLE  SH   NON
                                                                              R    E
ATP Oil & Gas Corp.  COM   00208J108  37690    952500    SH  Sole      952500
Advanced Magnetics   COM   00753P103  46774    783217    SH  Sole      783217
Inc.
Akamai Technologies  COM   00971T101  13439    317016    SH  Sole      317016
Align Technology     COM   016255101  13171    942800    SH  Sole      942800
Allis Chalmers       COM   17645506   75547    3278967   SH  Sole      3278967
Energy Inc.
American Medical     COM   02744M108  2019     109000    SH  Sole      109000
Systems
Arena                COM   040047102  139      10800     SH  Sole      10800
Pharmaceuticals
ArthroCare Corp      COM   043136100  31899    799073    SH  Sole      799073
Atherogenics Inc.    COM   047439104  1812     182800    SH  Sole      182800
Auxilium             COM   05334D107  20873    1420900   SH  Sole      1420900
Pharmaceuticals
Berry Petroleum      COM   85789105   9303     300000    SH  Sole      300000
Bill Barrett Corp.   COM   06846N104  2721     100000    SH  Sole      100000
Biogen IDEC Inc.     COM   09062X103  7788     158331    SH  Sole      158331
Biomarin             COM   09061G101  25549    1558798   SH  Sole      1558798
Pharmaceuticals Inc
Biosite Inc.         COM   090945106  30515    624667    SH  Sole      624667
"BroadVision, inc."  COM   111412607  11041    14154870  SH  Sole      1415487
                                                                       0
"Cache, Inc"         COM   127150308  20333    805600    SH  Sole      805600
CalFrac Well         COM   129584108  8530     450000    SH  Sole      450000
Services
Canadian Superior    COM   136644101  16392    10737000  SH  Sole      1073700
Energy                                                                 0
Ceragon Networks     COM   001085166  3156     576900    SH  Sole      576900
Chad Therapeutics    COM   157228107  1122     507736    SH  Sole      507736
Inc
Collagenex Pharma    COM   19419B100  8793     629400    SH  Sole      629400
Conceptus Inc        COM   206016107  3379     158700    SH  Sole      158700
ConocoPhillips       COM   20825C104  374      5200      SH  Sole      5200
Cyberonics           COM   23251P102  4547     220309    SH  Sole      220309
Cytyc Corporation    COM   232946103  8501     300400    SH  Sole      300400
Delta Petroleum      COM   247907207  4632     200000    SH  Sole      200000
Digital Insight      COM   25385P106  16161    419884    SH  Sole      419884
Corp
Digital River        COM   25388B104  34801    623779    SH  Sole      623779
Dynavax              COM   268158102  1510     164495    SH  Sole      164495
Technologies Corp
Endeavour            COM   29259G101  22132    9664500   SH  Sole      9664500
International
Flotek Industries    COM   343389102  33688    1201000   SH  Sole      1201000
Forbes Medi-Tech     COM   344907100  1134     1567540   SH  Sole      1567540
Inc.
Foxhollow            COM   35166A103  35872    1718466   SH  Sole      1718466
Technologies
Gastar Exploration   COM   367299104  15614    11000000  SH  Sole      1100000
                                                                       0
Helmerich Payne      COM   423452101  7341     300000    SH  Sole      300000
Kyphon Inc           COM   501577100  32158    796000    SH  Sole      796000
Laboratory Corp of   COM   50540R409  3380     46000     SH  Sole      46000
America
MGI Pharma Inc.      COM   552880106  5111     277600    SH  Sole      277600
Medtronic Inc        COM   585055106  3516     65700     SH  Sole      65700
Merck & Co. Inc      COM   589331107  2886     66200     SH  Sole      66200
Momenta Pharma       COM   60877T100  34677    2204500   SH  Sole      2204500
On Track Innovation  COM   010834682  12496    2550408   SH  Sole      2550408
"Packeteer, Inc."    COM   695210104  258      19000     SH  Sole      19000
Pain Therapeutics    COM   69562K100  5019     563900    SH  Sole      563900
Peets Coffee & Tea   COM   705560100  36528    1392075   SH  Sole      1392075
Inc
Petroquest Energy    COM   716748108  4091     321100    SH  Sole      321100
Inc.
Pharmanet            COM   717148100  2772     125605    SH  Sole      125605
Development Group
Pharmion Corp        COM   71715B409  9871     383500    SH  Sole      383500
"Plains Exploration  COM   726505100  21864    460000    SH  Sole      460000
& Production, Co."
Portfolio Recovery   COM   73640Q105  12804    274245    SH  Sole      274245
Associate
Quest Diagnostics    COM   74834L100  2332     44000     SH  Sole      44000
"Questcor            COM   74835Y101  1502     1014900   SH  Sole      1014900
Pharmaceuticals,
Inc."
Range Resources      COM   75281A109  28256    1029000   SH  Sole      1029000
Corp
Rentech Inc.         COM   760112102  7615     2020000   SH  Sole      2020000
Restoration          COM   760981100  25119    2951733   SH  Sole      2951733
Hardware
Rowan Companies      COM   779382100  9960     300000    SH  Sole      300000
Inc.
San Juan Basin       COM   798241105  476      14500     SH  Sole      14500
Trust
Savient Pharma       COM   80517Q100  103894   9268008   SH  Sole      9268008
Spectranectics Corp  COM   84760C107  1144     101300    SH  Sole      101300
St. Jude Medical     COM   790849103  34327    938925    SH  Sole      938925
Inc
"Sun Microsystems,   COM   866810104  19984    3687000   SH  Sole      3687000
Inc."
Superior Energy      COM   868157108  19350    592100    SH  Sole      592100
Services Inc
Toreador Resources   COM   891050106  20874    810000    SH  Sole      810000
Corp
UTS Energy Corp.     COM   903396109  14313    3700000   SH  Sole      3700000
Ultra Petroleum      COM   903914109  11935    250000    SH  Sole      250000
Corp
Unica Corp           COM   904583101  4845     374100    SH  Sole      374100
ViroPharma Inc.      COM   928241108  14227    971800    SH  Sole      971800
WebSense             COM   947684106  34037    1490897   SH  Sole      1490897
Whiting Petroleum    COM   966387102  6990     150000    SH  Sole      150000
Corporation


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